CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock shares no par value		$ 0	$ 0
Common stock shares authorized	[1]	500,000,000	500,000,000
Common stock shares issued	[1]	136,185,264	134,098,120
Common stock shares outstanding	[1]	136,185,264	134,098,120
Common stock value		$ 0	$ 0
Series B Convertible Preferred Shares [Member]
Temporary equity shares outstanding		0	0	15,906,053	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Temporary equity shares outstanding		0	0	3,032,940	3,032,940
Series C Convertible Preferred Shares [Member]
Temporary equity shares outstanding		0	0	28,216,005	28,216,005
Series C One Redeemable Convertible Preferred Shares [Member]
Temporary equity shares outstanding		0	0	2,699,114	0

[1]	Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.